Condensed Consolidated Balance Sheets (unaudited) (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares outstanding	58,554,536
Special stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Special stock, shares authorized		0	1
Special stock, shares outstanding		0	1
Investments, amortized cost (in Dollars)	$ 36,876	$ 36,876
Athena Technology Acquisition Corp
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	88,206,793	88,206,793	81,206,793
Common stock, shares issued	5,953,658	4,053,489
Common stock, shares outstanding	5,953,658	4,053,489	3,867,136
Class A Common Stock | Athena Technology Acquisition Corp
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	700,000	0
Common stock, shares outstanding	700,000	0
Class A Common Stock subject to possible redemption	25,000,000
Class B Common Stock | Athena Technology Acquisition Corp
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,566,667	9,816,667
Common stock, shares outstanding	8,566,667	9,816,667
Convertible Preferred Stock
Convertible Preferred shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred shares, shares authorized	60,274,078	60,274,078	60,274,078
Convertible preferred shares, shares outstanding	58,554,536	58,554,536	50,588,630